Loans Payable (Details) - Schedule of Loans Payable Activity - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance		$ 1,339,705	$ 1,876,244		$ 1,082,209
Adjustments			66,324		(11,670)
Principal Repaid in Cash			(1,657,359)		(810,386)
New Issuances			1,060,890		1,618,443
Effect of Foreign Exchange Rates			(6,394)		(2,352)
Principal ending balance			1,339,705		1,876,244
Less: Principal beginning balance loans payable – current portion		1,308,516	1,828,079		968,446
Less: Principal ending balance loans payable – current portion		332,885	1,308,516		1,828,079
Principal beginning balance Loans payable – non-current portion		31,189	48,165		113,763
Principal ending balance Loans payable – non-current portion		22,216	31,189		48,165
Paycheck Protection Program [Member]
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance			41,312		53,051
Adjustments					(11,670)
Principal Repaid in Cash			(41,312)		(69)
New Issuances
Effect of Foreign Exchange Rates
Principal ending balance					41,312
Bounce Back Loan Scheme [Member]
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance		43,129	61,169		68,245
Adjustments
Principal Repaid in Cash			(11,646)		(4,724)
New Issuances
Effect of Foreign Exchange Rates			(6,394)		(2,352)
Principal ending balance			43,129		61,169
First Assurance – 2021 [Member]
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance			1,618,443
Adjustments	[1]		(14,042)
Principal Repaid in Cash			(1,604,401)
New Issuances
Principal ending balance					1,618,443
First Assurance – 2022 [Member]
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance		1,060,890
Adjustments
Principal Repaid in Cash
New Issuances			1,060,890
Effect of Foreign Exchange Rates
Principal ending balance			1,060,890
Other loans payable [Member]
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance		$ 235,686	155,320		155,320
Adjustments			80,366	[2]
Principal Repaid in Cash
New Issuances
Effect of Foreign Exchange Rates
Principal ending balance			235,686		155,320
Kingsbrook [Member]
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance					150,000
Adjustments
Principal Repaid in Cash					(150,000)
New Issuances
Effect of Foreign Exchange Rates
Principal ending balance
First Assurance - 2020 [Member]
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance			$ 1,618,443		655,593
Adjustments
Principal Repaid in Cash					(655,593)
New Issuances					1,618,443
Effect of Foreign Exchange Rates
Principal ending balance					$ 1,618,443

[1]	Note that this amount was related to finance charges and was reclassified.
[2]	Note that this amount was reclassified from related party payables.